Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Credit Exposure

The credit exposure for these transactions is detailed below.

	12.31.18	12.31.17	01.01.17
Agreed Commitments	14,947,369	17,223,135	16,756,545
Export and Import Documentary Credits	1,080,047	2,005,839	1,198,508
Guarantees Granted	16,292,630	3,493,810	2,090,979
Responsibilities for Foreign Trade Transactions	234,609	674,101	1,080,067

Schedule of Fees and Commissions Related to Credit Exposure

The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.18	12.31.17
For Agreed Credits	121,515	89,471
For Export and Import Documentary Credits	68,882	31,459
For Guarantees Granted	82,041	45,058

Schedule of Counter-guarantees, Classified by Type

To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to: 3

	12.31.18	12.31.17	01.01.17
Other Preferred Guarantees Received	6,796,492	67,032	111,747
Other Guarantees Received	296,362	471,506	445,115

Schedule of Credit Risk by Probability of Default

The risk of loss in these offsetting transactions is not significant.

	12.31.18	12.31.17	01.01.17
Checks and Drafts to be Debited	3,448,362	3,110,534	3,710,115
Checks and Drafts to be Credited	4,443,878	4,553,727	4,716,211
Values for Collection	27,625,864	34,014,115	33,736,055

Schedule of Amounts of Trust Funds and Securities Held in Custody

The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.18	12.31.17	01.01.17
Trust Funds	5,868,530	13,165,493	15,077,049
Securities Held in Custody	432,046,616	552,773,188	476,985,232